Long-term debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Lampung facility:
$ 178.6 million Export credit tranche	$162,241	$168,640
$ 58.5 million FSRU tranche	40,561	43,693
Total debt	202,802	212,333
Less: Current portion of long-term debt	(19,062)	(19,062)
Long-term debt	$183,740	$193,271